UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number    811-22534

            Versus Capital Multi-Manager Real Estate Income Fund LLC

(Exact name of registrant as specified in charter)

5050 South Syracuse Street, Suite 1100

                                     Denver, CO 80237

(Address of principal executive offices) (Zip code)

Mark D. Quam

c/o Versus Capital Advisors LLC

5050 South Syracuse Street, Suite 1100

                                 Denver, CO 80237

(Name and address of agent for service)

COPY TO:

David C. Sullivan, Esq.

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199-3600

Registrant’s telephone number, including area code:    (877) 200-1878

Date of fiscal year end:  March 31

Date of reporting period:  September 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

VERSUS CAPITAL MULTI-MANAGER

REAL ESTATE INCOME FUND LLC

Semi-Annual Report

September 30, 2022

VERSUS CAPITAL ADVISORS LLC

This report is for shareholders of Versus Capital Multi-Manager Real Estate Income Fund LLC. It is not

authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of the Fund are distributed by Foreside Funds Distributors LLC, Berwyn, Pennsylvania.

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

Privacy Notice

This notice describes the Fund’s privacy policy. The Fund is committed to protecting the personal information that it collects about individuals who are prospective, former or current investors. The Fund collects personal information (“Personal Information”) for business purposes, such as to process requests and transactions, to maintain accounts, and to provide customer service. Personal Information is obtained from the following sources:

•	Investor applications and other forms, which may include your name(s), address, social security number or tax identification number;

•	Written and electronic correspondence, including telephone contacts; and

•

Transaction history, including information about the Fund’s transactions and balances in your accounts with the Fund or its affiliates or other holdings of the Fund and any affiliation with the Adviser and its subsidiaries.

The Fund limits access to Personal Information to those employees and service providers who need to know that information for business purposes. Employees are required to maintain and protect the confidentiality of Personal Information. The Adviser, on behalf of the Fund, maintains written policies and procedures that address physical, electronic and administrative safeguards designed to protect Personal Information.

The Fund may share Personal Information described above with the Adviser and its various other affiliates or service providers for business purposes, such as to facilitate the servicing of accounts. The Fund may share the Personal Information described above for business purposes with a non-affiliated third party only as authorized by exceptions to Regulation S-P’s opt-out requirements, for example, if it is necessary to effect, administer, or enforce a transaction that an investor requests or authorizes; (ii) in connection with processing or servicing a financial product or service an investor requests or authorizes; and (iii) in connection with maintaining or servicing the investor’s account with the Fund. The Fund also may disclose Personal Information to regulatory authorities or otherwise as permitted by law. The Fund endeavors to keep its customer files complete and accurate. The Fund should be notified if any information needs to be corrected or updated.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2022 (Unaudited)

Shares		Value

Private Investment Funds(a) - 83.5%
	Diversified – 83.5%
100,656	AEW Core Property (U.S.), LP	$132,740,319
—	AEW Value Investors US LP(b)(c)(d)	73,155,849
61,254	Barings European Core Property Fund	73,265,037
119,295,964	CBRE U.S. Core Partners LP	249,161,550
65,554,558	CBRE U.S. Logistics Partners LP	87,200,674
81,646	Clarion Gables Multifamily Trust LP	159,998,472
149,505	Clarion Lion Properties Fund LP	306,563,595
45,807	GI Partners ETS Fund(b)	52,298,322
—	GWL U.S. Property Fund LP(b)(e)	164,247,356
79,032	Harrison Street Core Property Fund	129,856,046
99,046	Heitman America Real Estate LP	157,089,103
144,358	Heitman Core Real Estate Debt Income Trust LP(b)	145,189,478
1,023	Invesco Core Real Estate USA LP	243,529,941
1,049,052	Invesco Real Estate Asia Fund(b)	132,575,988
992,577	RREEF America REIT II, Inc.	163,228,364
81,264	TA Realty Core Property Fund, LP	131,202,212
2,307	Trumbull Property Fund LP	27,508,575
1,101	Trumbull Property Income Fund, LP	15,849,326
—	US Government Building Open-End Feeder, LP(f)	74,660,314
—	USGBF Alpha Feeder LP(g)(h)	19,474,500
54,379	Walton Street Real Estate Core-Plus Fund, LP(b)	80,032,440

	Total Private Investment Funds	2,618,827,461

	(Cost $2,119,238,768)

Common Stocks - 9.4%
	Apartments/Single Family Residential – 2.2%
352,590	American Homes 4 Rent, Class A Shares, REIT(i)	11,568,478
206,341	Apartment Income REIT Corp.(i)	7,968,889
68,889	AvalonBay Communities, Inc., REIT(i)	12,688,665
31,542	Camden Property Trust, REIT(i)	3,767,692
672	Daiwa House REIT Investment Corp. (Japan)	1,403,461
151,064	Equity Residential, REIT(i)	10,154,522
23,767	Essex Property Trust, Inc., REIT	5,757,080
218,434	Independence Realty Trust, Inc., REIT	3,654,401
246,463	Invitation Homes, Inc., REIT(i)	8,323,056
76,427	STORE Capital Corp., REIT	2,394,458

		67,680,702

	Diversified – 2.0%
359	Activia Properties, Inc., REIT (Japan)	1,052,894
14,263	American Tower Corp., REIT	3,062,266
159,848	Arena, REIT (Australia)	343,041
82,984	Broadstone Net Lease, Inc., REIT	1,288,742
63,445	Charter Hall Group, REIT (Australia)	467,871
479,880	Cromwell European Real Estate Investment Trust, REIT (Singapore)	842,972
1,191,163	Digital Core REIT Management Pte, Ltd. (Singapore)	829,660
49,792	Digital Realty Trust, Inc., REIT(i)	4,938,371
68,090	Duke Realty Corp., REIT	3,281,938
29,877	Equinix, Inc., REIT(i)	16,995,233
211,635	ESR Kendall Square Co., Ltd., REIT (South Korea)	743,587
26,834	Fabege AB (Sweden)	182,273
112,412	Gaming and Leisure Properties, Inc., REIT	4,973,107
10,953	Gecina SA, REIT (France)	857,836
204,077	Ingenia Communities Group, REIT (Australia)	486,078
28,731	InvenTrust Properties Corp., REIT	612,832
1,121,905	Life Science PLC, REIT (United Kingdom)	901,917
199,945	Merlin Properties Socimi SA, REIT (Spain)	1,542,809

Shares		Value

	Diversified - (continued)
15,491	Minto Apartment Real Estate Investment Trust, 144A, REIT (Canada)	$144,666
156,600	Mitsubishi Estate Co., Ltd. (Japan)	2,063,389
601	Mori Hills REIT Investment Corp. (Japan)	650,722
1,013,398	Qualitas, Ltd. (Australia)	1,523,317
3,201	Sekisui House Reit, Inc., REIT (Japan)	1,799,056
304,783	VICI Properties, Inc., REIT	9,097,773
131,476	Vonovia SE (Germany)	2,837,486
104,123	Wihlborgs Fastigheter AB (Sweden)	625,568

		62,145,404

	Health Care – 0.9%
93,012	Healthcare Realty Trust, Inc., REIT	1,939,300
149,239	HealthCo, REIT (Australia)	132,913
193,782	Healthpeak Properties, Inc., REIT(i)	4,441,484
110,463	Medical Properties Trust, Inc., REIT	1,310,091
238,950	Sabra Health Care REIT, Inc.	3,135,024
261,526	Ventas, Inc., REIT(i)	10,505,500
111,751	Welltower, Inc., REIT(i)	7,187,824

		28,652,136

	Hotels – 0.3%
2,744	Choice Hotels International, Inc.	300,523
83,732	DiamondRock Hospitality Co., REIT	628,827
219,287	Host Hotels & Resorts, Inc., REIT	3,482,278
2,107	Japan Hotel REIT Investment Corp. (Japan)	1,053,047
25,622	Park Hotels & Resorts, Inc., REIT	288,504
151,064	Sunstone Hotel Investors, Inc., REIT	1,423,023
10,621	Travel + Leisure Co.	362,388
170,810	Xenia Hotels & Resorts, Inc., REIT	2,355,470

		9,894,060

	Office Properties – 0.7%
65,162	Alexandria Real Estate Equities, Inc., REIT(i)	9,135,061
40,729	Boston Properties, Inc., REIT	3,053,453
96,344	Brandywine Realty Trust, REIT	650,322
654,800	Capitaland Investment, Ltd. (Singapore)	1,575,361
101	Daiwa Office Investment Corp., REIT (Japan)	469,811
212,959	Dexus, REIT (Australia)	1,059,377
125,918	Douglas Emmett, Inc., REIT(i)	2,257,710
88,321	Inmobiliaria Colonial Socimi SA, REIT (Spain)	426,433
86,883	Kilroy Realty Corp., REIT	3,658,643
36,077	NSI NV, REIT (Netherlands)	855,814

		23,141,985

	Real Estate Operation/Development – 0.3%
76,129	Castellum AB (Sweden)	853,000
82,914	Echo Investment SA (Poland)	51,017
346,290	Hongkong Land Holdings, Ltd. (Hong Kong)	1,521,606
207,600	Mitsui Fudosan Co., Ltd. (Japan)	3,954,777
234,425	New World Development Co., Ltd. (Hong Kong)	665,788
1,540,708	RAM Essential Services Property Fund (Australia)	710,577

		7,756,765

	Regional Malls – 0.2%
66,930	Klepierre SA, REIT (France)	1,163,596
67,990	Simon Property Group, Inc., REIT(i)	6,102,103

		7,265,699

	Residential – 0.2%
27,970	Equity LifeStyle Properties, Inc., REIT	1,757,635
41,174	Sun Communities, Inc., REIT	5,572,077

		7,329,712

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2022 (Unaudited) (continued)

Shares		Value

	Shopping Centers – 0.5%
990,100	CapitaLand Integrated Commercial Trust, REIT (Singapore)	$1,317,015
48,426	Federal Realty Investment Trust, REIT(i)	4,364,151
1,789	Japan Metropolitan Fund Invest, REIT (Japan)	1,343,206
289,144	Kite Realty Group Trust, REIT(i)	4,979,060
1,053,581	Lendlease Global Commercial, REIT (Singapore)	558,249
122,100	Link, REIT (Hong Kong)	852,320
82,205	SITE Centers Corp., REIT	880,415

		14,294,416

	Storage – 0.8%
79,087	Big Yellow Group, PLC, REIT (United Kingdom)	935,968
279,931	CubeSmart, REIT(i)	11,214,036
23,210	Extra Space Storage, Inc., REIT	4,008,599
24,387	Public Storage, REIT(i)	7,140,758
155,386	Safestore Holdings, PLC, REIT (United Kingdom)	1,446,136

		24,745,497

	Warehouse/Industrial – 1.3%
421,794	Centuria Industrial, REIT (Australia)	701,936
855	CRE Logistics, Inc., REIT (Japan)	1,229,698
299,700	Dream Industrial Real Estate Investment Trust, REIT (Canada)	2,327,999
2,622,707	ESR, REIT (Singapore)	645,682
72,760	First Industrial Realty Trust, Inc., REIT	3,260,376
68,522	Goodman Group, REIT (Australia)	692,539
842	Industrial & Infrastructure Fund Investment Corp., REIT (Japan)	954,099
178,099	Industrial Logistics Properties Trust, REIT	979,544
298	Mitsubishi Estate Logistics Investment Corp., REIT (Japan)	930,335
372,900	Nexus Industrial, REIT (Canada)	2,256,810
72,596	Plymouth Industrial, Inc., REIT	1,220,339
194,438	Prologis, Inc., REIT(i)	19,754,901
44,293	Rexford Industrial Realty, Inc., REIT	2,303,236
234,104	Segro, PLC, REIT (United Kingdom)	1,953,332
921,000	SF Real Estate Investment Trust, REIT (Virgin Islands (British))	328,599
136,156	Summit Industrial Income, REIT (Canada)	1,686,487
587,517	Tritax Big Box REIT, PLC (United Kingdom)	886,608

		42,112,520

	Total Common Stocks	295,018,896

	(Cost $375,102,440)

Preferred Stocks - 1.3%
	Apartments/Single Family Residential – 0.0%
10,075	Agree Realty Corp., REIT, Series A, 4.25%	171,174
	American Homes 4 Rent, REIT,
18,850	Series G, 5.88%	424,125
6,009	Series H, 6.25%	144,096
5,616	Mid-America Apartment Communities, Inc., REIT, Series I, 8.50%	314,356
6,230	Spirit Realty Capital, Inc., REIT, Series A, 6.00%	142,978

		1,196,729

	Diversified – 0.2%
20,730	Armada Hoffler Properties, Inc., REIT, Series A, 6.75%	474,924
	Digital Realty Trust, Inc., REIT,
41,020	Series J, 5.25%	881,110
72,390	Series K, 5.85%	1,611,401
61,810	Series L, 5.20%	1,301,100

Shares		Value

	Diversified - (continued)
	DigitalBridge Group, Inc.,
11,725	Series I, 7.15%	$262,171
18,525	Series J, 7.13%	419,777
	PS Business Parks, Inc., REIT,
28,610	Series X, 5.25%	426,289
445	Series Y, 5.20%	6,608
23,401	Series Z, 4.88%	319,424
5,710	UMH Properties, Inc., REIT, Series D, 6.38%	135,898

		5,838,702

	Health Care – 0.0%
	Diversified Healthcare Trust, REIT,
9,960	6.25%	113,644
3,180	5.63%	37,619

		151,263

	Hotels – 0.1%
61,165	Chatham Lodging Trust, REIT, Series A, 6.63%	1,267,950
16,720	DiamondRock Hospitality Co., REIT, 8.25%	411,312
	Hersha Hospitality Trust, REIT,
4,575	Series C, 6.88%	91,958
2,490	Series D, 6.50%	46,588
	Pebblebrook Hotel Trust, REIT,
1,935	Series F, 6.30%	36,649
46,460	Series G, 6.38%	868,802
34,265	Series H, 5.70%	577,365
	Sunstone Hotel Investors, Inc., REIT,
20,375	Series H, 6.13%	412,594
18,855	Series I, 5.70%	349,572

		4,062,790

	Office Properties – 0.2%
103	Highwoods Properties, Inc., REIT, Series A, 8.63%	122,313
51,505	Hudson Pacific Properties, Inc., REIT, Series C, 4.75%	859,619
15,810	Office Properties Income Trust, REIT, 6.38%	303,552
111,256	SL Green Realty Corp., REIT, Series I, 6.50%	2,415,368
	Vornado Realty Trust, REIT,
5,120	Series L, 5.40%	94,566
78,953	Series M, 5.25%	1,376,151
30,015	Series N, 5.25%	529,164
86,659	Series O, 4.45%	1,390,010

		7,090,743

	Shopping Centers – 0.2%
24,300	RPT Realty, REIT, Series D, 7.25%	1,064,909
	Saul Centers, Inc., REIT,
11,515	Series D, 6.13%	244,463
50,295	Series E, 6.00%	1,063,236
55,507	SITE Centers Corp., REIT, Series A, 6.38%	1,131,233
	Urstadt Biddle Properties, Inc., REIT,
63,325	Series H, 6.25%	1,329,825
39,420	Series K, 5.88%	800,226

		5,633,892

	Storage – 0.5%
13,790	National Storage Affiliates Trust, REIT, Series A, 6.00%	309,172
	Public Storage, REIT,
29,855	Series F, 5.15%	651,436
35,645	Series G, 5.05%	769,932
240,998	Series H, 5.60%	5,771,902
78,335	Series I, 4.88%	1,671,669
10,735	Series J, 4.70%	219,209
46,445	Series L, 4.63%	935,867
46,770	Series M, 4.13%	853,553

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2022 (Unaudited) (continued)

Shares		Value

	Storage - (continued)
71,905	Series O, 3.90%	$1,165,580
46,600	Series P, 4.00%	795,462
10,735	Series Q, 3.95%	176,805
33,320	Series R, 4.00%	565,107
35,880	Series S, 4.10%	625,388

		14,511,082

	Warehouse/Industrial – 0.1%
	Rexford Industrial Realty, Inc., REIT,
9,348	Series B, 5.88%	217,247
64,270	Series C, 5.63%	1,425,509

		1,642,756

	Total Preferred Stocks	40,127,957

	(Cost $49,104,715)

Par

Commercial Mortgage Backed Securities - 3.3%
	BANK,
$23,841,000	0.93%, 10/17/2052 Ser 2019-BN21, Class XF, 144A(j)	1,175,202
9,170,167	1.01%, 12/15/2052 Ser 2019-BN23, Class XD, 144A(j)	506,611
9,188,000	0.61%, 12/15/2053 Ser 2020-BN30, Class XD, 144A(j)	344,144
1,600,000	2.50%, 12/15/2053 Ser 2020-BN30, Class D, 144A(j)	1,059,516
1,160,500	2.50%, 12/15/2053 Ser 2020-BN30, Class E, 144A(j)	699,773
8,575,000	1.46%, 11/15/2054 Ser 2017-BNK9, Class XD, 144A(j)	528,162
1,600,000	3.08%, 6/15/2060 Ser 2017-BNK5, Class D, 144A(j)	1,199,571
3,000,000	4.19%, 6/15/2060 Ser 2017-BNK5, Class E, 144A(j)	1,965,423
4,000,000	1.50%, 11/15/2062 Ser 2019-BN22, Class XF, 144A(j)	301,891
3,500,000	1.96%, 11/15/2062 Ser 2019-BN22, Class F, 144A(j)	1,868,939
9,703,500	0.92%, 1/15/2063 Ser 2020-BN25, Class XD, 144A(j)	495,020
6,000,000	1.50%, 1/15/2063 Ser 2020-BN25, Class XF, 144A	455,113
6,000,000	1.92%, 1/15/2063 Ser 2020-BN25, Class F, 144A(j)	2,878,477
1,250,000	2.50%, 1/15/2063 Ser 2020-BN25, Class E, 144A	789,787
2,000,000	2.25%, 6/15/2063 Ser 2021-BN34, Class F, 144A	945,052
7,000,000	0.90%, 5/15/2064 Ser 2021-BN33, Class XD, 144A(j)	411,865
5,121,000	2.47%, 9/15/2064 Ser 2021-BN36, Class A5	4,125,628
6,262,000	1.29%, 4/15/2065 Ser 2022-BNK41, Class XD, 144A(j)	550,197
1,500,000	2.50%, 4/15/2065 Ser 2022-BNK41, Class D, 144A	922,081
1,400,000	2.50%, 4/15/2065 Ser 2022-BNK41, Class E, 144A	789,156
	BBCMS Mortgage Trust,
12,250,000	1.43%, 10/15/2053 Ser 2020-C8, Class XD, 144A(j)	1,080,640
1,500,000	4.89%, 9/15/2055 Ser 2022-C17, Class B(j)	1,371,056
	BENCHMARK Mortgage Trust,
12,667,000	1.18%, 1/15/2051 Ser 2018-B1, Class XE, 144A(j)	677,715
5,520,000	1.50%, 4/10/2051 Ser 2018-B3, Class XD, 144A(j)	348,865
1,719,500	3.11%, 10/10/2051 Ser 2018-B6, Class D, 144A(j)	1,274,897
3,800,000	1.21%, 2/15/2053 Ser 2020-B16, Class XD, 144A(j)	233,271
1,000,000	2.50%, 2/15/2053 Ser 2020-B16, Class D, 144A	667,089
1,500,000	2.50%, 2/15/2053 Ser 2020-B16, Class E, 144A	942,300
3,450,000	2.25%, 12/17/2053 Ser 2020-B21, Class AS	2,671,013
10,000,000	1.42%, 1/15/2054 Ser 2020-B22, Class XD, 144A(j)	866,394
3,500,000	2.00%, 2/15/2054 Ser 2021-B23, Class E, 144A	1,958,761
38,246,075	1.10%, 4/15/2054 Ser 2021-B25, Class XA(j)	2,467,966
18,000,000	1.57%, 4/15/2054 Ser 2021-B25, Class XD, 144A(j)	1,766,486
13,000,000	1.37%, 6/15/2054 Ser 2021-B26, Class XD, 144A(j)	1,147,130
57,358,000	1.38%, 8/15/2054 Ser 2021-B28, Class XD, 144A(j)	5,084,873
6,500,000	1.00%, 8/15/2057 Ser 2019-B13, Class XF, 144A(j)	328,586
4,000,000	1.50%, 8/15/2057 Ser 2019-B13, Class XD, 144A(j)	317,497
6,043,408	BX Commercial Mortgage Trust L + 0.92%, 4.33%, 10/15/2036 Ser 2019-XL, Class A, 144A(k)	5,957,047

Par		Value

Commercial Mortgage Backed Securities (continued)
$ 4,575,000	CAMB Commercial Mortgage Trust L + 1.75%, 5.16%, 12/15/2037 Ser 2019-LIFE, Class D, 144A(k)	$4,414,596
2,750,000	CD Mortgage Trust, 3.10%, 8/15/2051 Ser 2018-CD7, Class D, 144A(j)	1,957,153
4,500,000	CGMS Commercial Mortgage Trust, 3.00%, 8/15/2050 Ser 2017-B1, Class D, 144A	3,331,493
	Citigroup Commercial Mortgage Trust,
1,000,000	3.34%, 6/10/2051 Ser 2018-C5, Class D, 144A(j)	727,026
5,000,000	0.62%, 11/10/2052 Ser 2019-GC43, Class XF, 144A(j)	166,276
3,750,000	0.62%, 11/10/2052 Ser 2019-GC43, Class XG, 144A(j)	123,627
3,750,000	3.00%, 11/10/2052 Ser 2019-GC43, Class G, 144A	1,831,056
3,000,000	4.88%, 5/15/2054 Ser 2022-GC48, Class AS(j)	2,821,857
	Comm Mortgage Trust,
1,094,000	5.30%, 5/15/2045 Ser 2012-CR1, Class C(j)	1,012,415
1,000,000	5.30%, 5/15/2045 Ser 2012-CR1, Class D, 144A(j)	833,702
2,500,000	4.36%, 12/10/2045 Ser 2012-CR5, Class F, 144A(j)	2,006,389
2,165,000	4.36%, 12/10/2045 Ser 2012-CR5, Class E, 144A(j)	2,067,292
1,146,500	4.26%, 1/10/2046 Ser 2013-LC6, Class D, 144A(j)	1,117,439
3,250,000	4.08%, 3/10/2046 Ser 2013-CR6, Class E, 144A(j)	3,074,343
2,600,000	4.85%, 5/10/2047 Ser 2014-CR17, Class D, 144A(j)	2,248,594
2,730,000	1.02%, 8/15/2057 Ser 2019-GC44, Class XD, 144A(j)	157,543
3,980,500	CSAIL Commercial Mortgage Trust, 1.99%, 3/15/2052 Ser 2019-C15, Class XD, 144A(j)	386,962
	Freddie Mac Multifamily Structured Pass Through Certificates,
10,500,000	2.48%, 11/25/2047 Ser K740, Class X3(j)	1,054,737
10,000,000	2.63%, 2/25/2049 Ser K123, Class X3(j)	1,599,916
6,880,000	2.45%, 3/25/2049 Ser K741, Class X3(j)	704,247
4,750,000	2.95%, 6/25/2049 Ser K743, Class X3(j)	629,574
	GS Mortgage Securities Trust,
1,515,330	5.17%, 5/10/2045 Ser 2012-GCJ7, Class D, 144A(j)	1,371,346
2,000,000	4.72%, 8/10/2046 Ser 2013-GC14, Class F, 144A(j)	1,627,779
1,250,000	4.72%, 8/10/2046 Ser 2013-GC14, Class D, 144A(j)	1,178,129
3,600,600	4.52%, 11/10/2047 Ser 2014-GC26, Class C(j)	3,221,001
4,249,000	2.45%, 5/12/2053 Ser 2020-GC47, Class F, 144A(j)	2,252,699
1,500,000	3.45%, 5/12/2053 Ser 2020-GC47, Class D, 144A(j)	1,085,293
	JPMBB Commercial Mortgage Securities Trust,
1,500,000	4.55%, 8/15/2046 Ser 2013-C14, Class C(j)	1,413,892
1,425,000	4.65%, 4/15/2047 Ser 2014-C19, Class D, 144A(j)	1,304,890
	Morgan Stanley Bank of America Merrill Lynch Trust,
1,250,000	4.75%, 6/15/2047 Ser 2014-C16, Class D, 144A(j)	951,426
18,235,586	1.25%, 5/15/2050 Ser 2017-C33, Class XA(j)	756,751
	Morgan Stanley Capital I Trust, 144A
1,414,000	3.00%, 6/15/2052 Ser 2019-H6, Class D	1,010,927
2,629,600	2.50%, 5/15/2054 Ser 2021-L5, Class F	1,280,386
11,357,538	SG Commercial Mortgage Securities Trust, 1.90%, 10/10/2048 Ser 2016-C5, Class XA(j)	552,925
2,000,000	SMRT SOFR + 1.35%, 4.73%, 1/15/2039 Ser 2022-MINI, Class B, 144A(k)	1,919,362
1,155,354	UBS-Barclays Commercial Mortgage Trust, 1.07%, 12/10/2045 Ser 2012-C4, Class XA, 144A(j)	33

	Total Commercial Mortgage Backed Securities	103,366,270

	(Cost $123,022,275)

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Portfolio of Investments – September 30, 2022 (Unaudited) (continued)

Shares		Value

Short-Term Investment - 1.0%
29,272,636	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, Institutional Share Class, 2.51%	$29,272,636

	(Cost $29,272,636)
	Total Investments - 98.5%	3,086,613,220

	(Cost $2,695,740,834)
	Other Assets - 1.5%	48,462,106

	Net Assets - 100.0%	$3,135,075,326

(a)	Restricted Securities.

(b)	The Fund owns more than 5.0% of the Private Investment Fund, but has contractually limited its voting interests to less than 5.0% of total voting interests.

(c)	Partnership is not designated in units. The Fund owns approximately 24.9% of this Fund.

(d)	Investment was affiliated during the reporting period but not at period end.

(e)	Partnership is not designated in units. The Fund owns approximately 15.1% of this Fund.

(f)	Partnership is not designated in units. The Fund owns approximately 2.7% of this Fund.

(g)	The Fund owns more than 25% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.

(h)	Partnership is not designated in units. The Fund owns approximately 32.4% of this Fund.

(i)	All or a portion of the security position has been segregated for collateral to cover borrowings. See Note 8 of the accompanying Notes to Financial Statements.

(j)	Variable rate security. The coupon is based on an underlying pool of mortgages. The rate reported is the rate in effect at period end.

(k)	Variable rate security. Represents the current interest rate for a variable or increasing rate security, determined as [Referenced Rate + Basis-point spread].

Portfolio Abbreviations:

144A - Rule 144A Security

L - 30 Day London Inter-bank Offered Rate

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SOFR - 30 Day Secured Overnight Financing Rate

% of Net
Industry	Assets

Diversified	85.7%
Commercial Mortgage Backed Securities	3.3%
Apartments/Single Family Residential	2.2%
Warehouse/Industrial	1.4%
Storage	1.3%
Short-Term Investment	1.0%
Office Properties	0.9%
Health Care	0.9%
Shopping Centers	0.7%
Hotels	0.4%
Real Estate Operation/Development	0.3%
Residential	0.2%
Regional Malls	0.2%
Other Assets net of Liabilities	1.5%

Total	100.0%

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Assets and Liabilities

September 30, 2022 (Unaudited)

ASSETS:
Investments:
Non-affiliated investment in securities at cost	$2,639,219,569
Non-affiliated investment net unrealized appreciation	374,237,802

Total non-affiliated investment in securities, at fair value	3,013,457,371

Affiliated investment in securities at cost(a)	56,521,265
Affiliated net unrealized appreciation(a)	16,634,584

Total affiliated investment in securities, at fair value(a)	73,155,849

Cash	270,579
Receivables for:
Dividends and interest	18,857,533
Fund shares sold	4,975,041
Reclaims	102,355
Investments sold	80,574,002

Total receivables	104,508,931
Prepaid expenses	382,680

Total Assets	3,191,775,410

LIABILITIES:
Payables for:
Loan payable	40,000,000
Adviser fees	8,354,779
Investments purchased	7,749,651
Professional fees	138,332
Administrative fees	137,741
Custodian fees	65,159
Transfer agent fees	49,957
Interest and Line of Credit fees	10,111
Accrued expenses and other liabilities	194,354

Total Liabilities(b)	56,700,084

NET ASSETS	$3,135,075,326

NET ASSETS consist of:
Paid-in capital	$2,685,618,826
Total distributable earnings	449,456,500

TOTAL NET ASSETS	$3,135,075,326

Net Assets	$3,135,075,326
Shares of beneficial interest outstanding (unlimited authorization)	103,037,359

Net asset value price per share (Net Assets/Shares Outstanding)	$30.43

(a)	Investment was affiliated during the reporting period but not at period end.
(b)	See Note 9. Restricted Securities for detail of Commitments and Contingencies related to unfunded commitments.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Operations

For the Six Months Ended September 30, 2022 (Unaudited)

Investment Income:
Dividends from non-affiliated investments	$42,069,688
Dividends from affiliated investments(a)	1,642,690
Interest income	4,538,009
Less: foreign taxes withheld	(180,659)

Total Investment Income	48,069,728

Expenses:
Adviser fees (Note 4)	16,667,757
Interest and Line of Credit fees (Note 8)	945,945
Administration fees	460,902
Professional fees	267,554
Shareholder reporting fees	219,283
Transfer agent fees	152,162
Directors’ fees (Note 4)	135,000
Custodian fees	128,778
Registration fees	29,929
Other expenses	105,733

Total Expenses	19,113,043

Net Investment Income	28,956,685

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on non-affiliated investments	14,929,350
Net realized gain on affiliated investments(a)	10,895,577
Net realized gain on foreign currency transactions	116,799
Net change in unrealized depreciation on non-affiliated investments and foreign currency	(88,560,866)
Net change in unrealized depreciation on affiliated investments(a)	(8,952,860)

Net Realized and Unrealized Loss on Investments	(71,572,000)

Net Decrease in Net Assets Resulting from Operations	$(42,615,315)

(a)	Investment was affiliated during the reporting period but not at period end.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Changes in Net Assets

	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022

Increase (Decrease) in Net Assets:
From Operations:
Net investment income	$ 28,956,685	$51,868,753
Net realized gain on investments and foreign currency transactions	25,941,726	122,377,105
Net change in unrealized appreciation (depreciation) on investments and foreign currency	(97,513,726)	368,989,174

Net Increase (Decrease) in Net Assets Resulting From Operations	(42,615,315)	543,235,032

Distributions to Shareholders from:
Net investment income and net realized gains	(54,898,411)	(170,821,298)
Return of capital	(4,949,752)	(8,592,647)

Total Distributions	(59,848,163)	(179,413,945)

Capital Share Transactions:
Shares issued	263,292,242	743,276,979
Reinvested dividends	10,641,154	36,255,366
Shares redeemed	(249,889,996)	(426,118,962)

Net Increase in Net Assets
Resulting From Capital Share Transactions	24,043,400	353,413,383

Total Increase (Decrease) in Net Assets	(78,420,078)	717,234,470

Net Assets:
Beginning of Period	$3,213,495,404	$2,496,260,934

End of Period	$3,135,075,326	$3,213,495,404

Share Transactions:
Shares sold	8,457,556	25,303,369
Shares issued in reinvestment of dividends	344,304	1,233,237
Shares redeemed	(8,025,127)	(14,802,602)

Net Increase in Shares of Beneficial Interest Outstanding	776,733	11,734,004

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Statement of Cash Flows

For the Six Months Ended September 30, 2022 (Unaudited)

Cash Flows Used in Operating Activities:
Net decrease in net assets resulting from operations	$(42,615,315)
Adjustments to Reconcile Net Decrease in Net Assets Resulting From Operations to Net Cash Used in Operating Activities:
Purchases of investment securities	(469,014,823)
Proceeds from disposition of investment securities	315,941,699
Net sales of short-term investment securities	117,584,677
Net change in unrealized appreciation on investments and foreign currency	97,513,726
Net realized gain from investments sold and foreign currency transactions	(25,941,726)
Net amortization/(accretion) of premium/(discount)	294,903
Increase in dividends and interest receivable	(495,642)
Decrease in reclaims receivable	370
Increase in prepaid expenses	(314,754)
Increase in Adviser fees payable	587,646
Decrease in administrative fees payable	(9,494)
Increase in professional fees payable	10,369
Increase in custodian fees payable	40,784
Increase in transfer agent fees payable	887
Increase in accrued expenses and other liabilities	19,290

Net Cash Used in Operating Activities	(6,397,403)

Cash Flows From Financing Activities:
Proceeds from line of credit	170,000,000
Repayment of line of credit	(130,000,000)
Proceeds from shares issued	265,577,315
Payments of shares redeemed	(249,889,996)
Dividends paid (net of reinvestment of dividends)	(49,207,009)

Net Cash Provided by Financing Activities	6,480,310

Effect of exchange rate changes on foreign currency	100,202

Net Increase in Cash	183,109

Cash and Foreign Currency:
Beginning of period	87,470

End of period	$270,579

Supplemental Disclosure of Cash Flow Information:
Interest paid during the period	$433,647
Reinvestment of dividends	10,641,154

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Financial Highlights

	Six Months Ended September 30,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2022 (Unaudited)		March 31, 2022		March 31, 2021	March 31, 2020	March 31, 2019	March 31, 2018
Net Asset Value, Beginning of Period	$31.42		$27.57		$26.95	$28.22	$27.70	$27.52
Income from Investment Operations:
Net investment income(a)	0.28		0.56		0.56	0.67	0.77	0.65
Net realized and unrealized gain (loss)	(0.69)		5.20		1.12	(0.74)	0.99	0.79

Total from investment operations	(0.41)		5.76		1.68	(0.07)	1.76	1.44

Less Distributions to Shareholders from:
Distribution from net investment income and net realized gains	(0.53)		(1.82	)(b)	(0.86)	(0.73)	(0.79)	(0.61)
Return of Capital	(0.05)		(0.09)		(0.20)	(0.47)	(0.45)	(0.65)

Total Distributions	(0.58)		(1.91)		(1.06)	(1.20)	(1.24)	(1.26)

Net Asset Value, End of Period	$30.43		$31.42		$27.57	$26.95	$28.22	$27.70

Total Return Based On Net Asset Value	(1.33	)%(c)	21.04%		6.00%	(0.27)%	6.70%	5.32%
Ratios and Supplemental Data
Net assets, end of period (000’s)	$3,135,075		$3,213,495		$2,496,261	$2,965,212	$2,797,314	$2,184,488
Ratios of gross expenses to average net assets	1.20	%(d)	1.24%		1.20%	1.19%	1.17%	1.24%
Ratios of net expenses to average net assets	1.20	%(d)	1.24%		1.20%	1.19%	1.17%	1.24%
Ratios of net investment income to average net assets	1.82	%(d)	1.90%		2.09%	2.37%	2.77%	2.37%
Portfolio turnover rate	10.81	%(c)	33.66%		26.19%	15.77%	13.48%	13.03%

(a)	Per Share amounts are calculated based on average outstanding shares.
(b)	Includes one-time distribution of net realized gains of $0.74 per share paid on December 29, 2021.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes to financial statements.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2022 (Unaudited)

NOTE 1. ORGANIZATION

Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Fund”) is a Delaware limited liability company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company that is operated as an interval fund. The Fund’s primary investment objective is to seek consistent current income, while its secondary objectives are capital preservation and long-term capital appreciation. The Fund attempts to achieve these objectives by allocating its capital among a select group of institutional asset managers (the “Investment Managers”) with expertise in managing portfolios of real estate and real estate-related investments. The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value and has registered an indefinite number of shares under the Securities Act of 1933. The Fund’s investment adviser is Versus Capital Advisors LLC (the ‘‘Adviser’’).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Investment Income and Securities Transactions - Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income is recorded net of applicable withholding taxes. Interest income is accrued daily. Premiums and discounts are amortized or accreted on an effective yield method on fixed income securities. Dividend income from REIT investments is recorded using management’s estimate of the percentage of income included in distributions received from such investments based on historical information and other industry sources. The return of capital portion of the estimate is a reduction to investment income and a reduction in the cost basis of each investment which increases net realized gain (loss) and net change in unrealized appreciation (depreciation). If the return of capital distributions exceed its cost basis, the distributions are treated as realized gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts. The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and reclaims as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which the Fund invests. Securities are accounted for on a trade date basis. The cost of securities sold is determined and gains (losses) are based upon the specific identification method.

Foreign Currency - Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, and are included with the net realized and net change in unrealized gain or loss on investment securities.

Dividends and Distributions to Shareholders - The Fund will make regular quarterly distributions to shareholders of all or a portion of any dividends or investment income it earns on investments. In addition, the Fund will make regular distributions to the shareholders of all or a portion of capital gains distributed to the Fund by Investment Funds and capital gains earned by the Fund from the disposition of Investment Funds or other investments, together with any dividends or interest income earned from such investments. A portion of any distribution may be a return of capital or from other capital sources. Dividends and distributions to shareholders are recorded on the ex-dividend date.

U.S. Federal Income Tax Information - The Fund intends to qualify each year as a “regulated investment company” under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. This policy may cause multiple distributions during the course of the year, which are recorded on the ex-dividend date.

As of and during the six months ended September 30, 2022, the Fund did not have a liability for any unrecognized tax obligations. The Fund recognizes interest and penalties, if any, related to unrecognized tax obligations as income tax expense in the statement of operations. During the period, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdiction as U.S. Federal.

Dividends from net investment income and distributions from realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts at fiscal year end based on the tax treatment; temporary differences do not require such reclassification.

For the year ended March 31, 2022, tax character of the distribution paid by the Fund was approximately $75,147,000 of ordinary income dividends, approximately $95,674,000 of long-term capital gains and approximately $8,593,000 of return of capital. For the year ended March 31, 2021, tax character of the distribution paid by the Fund was approximately $22,759,000 of ordinary income dividends, approximately $65,190,000 of long-term capital gains and approximately $20,449,000 of return of capital. Distribution from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Net capital losses incurred may be carried forward for an unlimited time period, and retain their tax character as either short-term or long-term capital losses. As of March 31, 2022, the Fund had no capital loss carryovers available to offset future capital gains.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2022 (Unaudited) (continued)

Under federal tax law, capital and qualified ordinary losses realized after October 31 and December 31, respectively, may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended March 31, 2022, the Fund elected to defer approximately $5,456,000 in qualified late year losses.

As of September 30, 2022, the gross unrealized appreciation and depreciation and net unrealized appreciation on a tax basis were approximately $512,613,000, $(121,741,000) and $390,872,000, respectively. The aggregate cost of securities for federal income tax purposes at September 30, 2022, was approximately $2,695,741,000.

Guarantees and Indemnifications - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown and this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund would expect the risk of loss to be remote.

Use of Estimates - The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities (disclosure of contingent assets and liabilities) at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. SECURITIES VALUATION

Consistent with Sections 2(a)(5) and 2(a)(41) of the 1940 Act, the Fund prices its securities as follows:

Publicly Traded Securities - Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the official closing price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no published closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the closing price of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If, after the close of a domestic or foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, the domestic or foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Securities traded in the over-the-counter market, such as fixed-income securities and certain equities, including listed securities whose primary market is believed by the Adviser to be over-the-counter, are valued at the official closing prices as reported by sources as the Board deems appropriate to reflect their fair market value. If there has been no official closing price on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Fixed-income securities typically will be valued on the basis of prices provided by a pricing service, generally an evaluated price or the mean of closing bid and ask prices obtained by the pricing service, when such prices are believed by the Adviser to reflect the fair market value of such securities. Furthermore, the Adviser will review the valuation methodology of any pricing service used in the Fund’s investment valuation process, subject to oversight and/or approval of the Board.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value.

Investments in open-end mutual funds are valued at their closing NAV.

Securities for which market prices are unavailable, or securities for which the Adviser determines that the market quotation is unreliable, will be valued at fair value pursuant to procedures approved by the Board. In these circumstances, the Adviser determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

Private Investment Funds - The Board has adopted procedures pursuant to which the Fund will value its investments in Private Investment Funds. Before investing in any Private Investment Fund, the Adviser will conduct a due diligence review of the valuation methodology utilized by such Private Investment Fund, which as a general matter will employ market values when available, and otherwise look at principles of fair value that the Adviser reasonably believes to be consistent with (but not necessarily the same as) those used by the Fund for valuing its own investments. The Adviser shall use its best efforts to ensure that each private Investment Fund has in place policies and procedures that are consistent with the practices provided for in the Real Estate Information Standards (‘‘REIS’’), as established and amended by the National Council of Real Estate Investment Fiduciaries (‘‘NCREIF’’) in conjunction with the Pension Real Estate Association (‘‘PREA’’), or comparable standards which may apply. REIS provides underlying principles behind the disclosure of reliable information with adequate policies and practices that include, but are not limited to the following:

•

Property valuation standards and policy that are expected to be applied consistent with Generally Accepted Accounting Principles (“GAAP”) fair value principles and uniform appraisal standards or such comparable standards as may apply to international managers. Real estate investments are required to be valued, (a) internally (by the Private Investment Fund’s manager) with third party (preferably an accounting or valuation firm) oversight to assure the reasonableness of and compliance with valuation policies, at least quarterly and (b) externally by an appraiser or other third party preferably once annually, but at least once every 36 months. Furthermore, the valuations should be performed with impartiality, objectivity and independence,

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2022 (Unaudited) (continued)

and with control to demonstrate they have been completed fairly. This includes the maintenance of records of methods and techniques for valuation with sufficient documentation to understand the scope of work completed.

•

Market Value Accounting and Reporting Standards including the production of quarterly financial statements and annual audited financials. This also incorporates quarterly performance measurement and reporting standards for every asset held by the Private Investment Fund. After investing in a Private Investment Fund, the Adviser will monitor the valuation methodology used by such Private Investment Fund and its manager.

The Fund values its investments in Private Investment Funds based in large part on valuations provided by the managers of the Private Investment Funds and their agents. These fair value calculations will involve significant professional judgment by the managers of the Private Investment Funds in the application of both observable and unobservable attributes. The calculated NAVs of the Private Investment Funds’ assets may differ from their actual realizable value or future fair value. Valuations will be provided to the Fund based on the interim unaudited financial records of the Private Investment Funds and, therefore, will be estimates subject to adjustment (upward or downward) upon the auditing of such financial records and may fluctuate as a result. The Board and the Adviser may not have the ability to assess the accuracy of these valuations. Because a significant portion of the Fund’s assets are invested in Investment Funds, these valuations have a considerable impact on the Fund’s NAV.

For each quarterly period that the NAVs of the Private Investment Funds are calculated by the managers of such funds, each Private Investment Fund’s NAV is typically adjusted based on the actual income and appreciation or depreciation realized by such Private Investment Fund when the quarterly valuations and income are reported. The Adviser will review this information for reasonableness based on its knowledge of current market conditions and the individual characteristics of each Investment Fund and may clarify or validate the reported information with the applicable manager of the Private Investment Fund. The Adviser may conclude, in certain circumstances, that the information provided by any such manager does not represent the fair value of the Fund’s investment in a Private Investment Fund and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Adviser’s Valuation Committee may determine to value the Fund’s investment in the Private Investment Fund at a discount or a premium to the reported value received from the Private Investment Fund. Any such decision will be made in good faith by the Adviser’s Valuation Committee, subject to the review and ratification of the Board’s Valuation Committee. The Fund’s valuation of each Private Investment Fund is individually updated as soon as the Adviser completes its reasonableness review, including any related necessary additional information validations with the manager of the Private Investment Fund, and typically within 45 calendar days after the end of each quarter for all Private Investment Funds. Additionally, between the quarterly valuation periods, the NAVs of such Private Investment Funds are adjusted daily based on the total return that each private Investment Fund is estimated by the Adviser to generate during the current quarter. The Adviser’s Valuation Committee monitors these estimates regularly and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Board’s Valuation Committee. The September 30, 2022 Portfolio of Investments presented herein reports the value of all the Fund’s investments in Private Investment Funds at the respective NAVs provided by the managers of the Private Investment Funds and their agents, which may differ from the valuations used by the Fund in its September 30, 2022 NAV calculation.

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or may otherwise be less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1	–	unadjusted quoted prices in active markets for identical securities

• Level 2	–	prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of inputs used to value the Fund’s investments as of September 30, 2022 is as follows:

	Total Market Value at 09/30/2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Common Stocks*	$295,018,896	$249,072,371	$45,946,525	$—
Preferred Stocks*	40,127,957	40,127,957	—	—

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2022 (Unaudited) (continued)

	Total Market Value at 09/30/2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Commercial Mortgage Backed Securities	$103,366,270	$—	$103,366,270	$—
Short-Term Investment	29,272,636	29,272,636	—	—

Subtotal	$467,785,759	$318,472,964	$149,312,795	$—

Private Investment Funds (held at NAV)*	2,618,827,461

Total	$3,086,613,220

*	See Portfolio of Investments for industry breakout.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Management Agreement, Versus Capital Advisors LLC serves as the investment adviser to the Fund. For its services under this agreement, the Fund pays the Adviser an Investment Management Fee at an annual rate of 0.95% of the Fund’s NAV, which accrues daily based on the net assets of the Fund and is paid quarterly. The Fund incurred fees to the Adviser of approximately $15,131,000 for the six months ended September 30, 2022, which are included within Adviser fees on the accompanying statement of operations.

The Adviser has retained the services of Security Capital Research & Management, Inc. and Principal Real Estate Investors, LLC as sub-advisers of the Fund (the “Sub-Advisers”). The Sub-Advisers each manage a specified portion of the Fund’s assets to be invested in domestic and international publicly traded real estate securities, such as common and preferred stock of publicly listed REITs, commercial mortgage-backed securities, commercial real estate collateralized debt obligations, and senior unsecured debt of REITs. Fees paid to the Sub-Advisers are based on the average net assets that they manage at an annual rate between 0.45% and 1.00%. The Fund incurred fees to the Sub-Advisers of approximately $1,537,000 for the six months ended September 30, 2022, which are included within Adviser fees on the accompanying statement of operations.

Foreside Funds Distributors LLC, (the “Distributor”) serves as the Fund’s statutory underwriter and facilitates the distribution of Shares.

The Fund pays each Independent Director a fee per annum. In addition, the Fund reimburses each of the Independent Directors for travel and other expenses incurred in connection with attendance at meetings; provided, however, that if more than three board meetings require out-of-town travel time, such additional travel time may be billed at the rate set forth in the Board of Directors Retainer Agreement or as amended by action of the Board from time to time. Each of the Independent Directors is a member of all Committees. The Chairman of the Audit Committee receives an additional fee per annum. Other members of the Board and executive officers of the Fund receive no compensation. The Fund also reimburses the Adviser for a portion of the compensation that it pays to the Fund’s Chief Compliance Officer.

NOTE 5. MARKET RISK FACTORS

The Fund’s investments in securities and/or financial instruments may expose the Fund to various market risk factors including, but not limited to the following:

General Market Fluctuations Will Affect the Fund’s Returns. The Fund’s investments in Private Investment Funds and real estate securities may be negatively affected by the broad investment environment in the real estate market, the debt market and/or the equity securities market.

General Risks of the Private Investment Funds Investing in Real Estate. The Fund will not invest in real estate directly, but, because the Fund will invest in Private Investment Funds that qualify as REITs or investment vehicles treated similarly as private REITs, the Fund’s investment portfolio will be significantly impacted by the performance of the real estate market.

Risks of Investing in Equity Securities. The prices of equity and preferred securities fluctuate based on changes in a company’s financial condition and overall market and economic conditions. Preferred securities may be subject to additional risks, such as risks of deferred distributions, liquidity risks, and differences in shareholder rights associated with such securities.

Unfunded Commitments. In order to meet its obligation to provide capital for unfunded commitments, the Fund may have to hold some, or in certain cases a substantial amount, of its assets temporarily in money market securities, cash or cash equivalents, possibly for several months; liquidate portfolio securities at an inopportune time; or borrow under a line of credit. This could make it difficult or impossible to take or liquidate a position in a particular security at a price consistent with the Adviser’s strategy.

Risks Relating to Current Interest Rate Environment. A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise (e.g., central bank monetary policies, inflation rates, general economic conditions, reduced market demand for low yielding investments, etc.). The U.S. Federal Reserve has continued raising interest rates in light of recent inflationary pressures and interest rates may continue to increase rapidly. Thus, the Fund currently faces a heightened level of risk associated with rising interest rates and/or bond yields.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2022 (Unaudited) (continued)

Liquidity Risk. The Fund will invest in restricted securities and other investments that are illiquid. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act, or, if they are unregistered, may be sold only in a privately negotiated transaction or pursuant to an exemption from registration under the Securities Act. The Fund may be unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which it purchased such securities. The Fund’s portfolio may include a number of investments for which no market exists and which have substantial restrictions on transferability.

Market Disruption, Health Crises, Terrorism and Geopolitical Risks. The Fund’s investments may be negatively affected by the broad investment environment in the real estate market, the debt market and/or the equity securities market. The investment environment is influenced by, among other things, interest rates, inflation, politics, fiscal policy, current events, competition, productivity and technological and regulatory change. In addition, the Fund may be adversely affected by uncertainties such as war, terrorism, international political developments, sanctions or embargos, tariffs and trade wars, changes in government policies, global health crises or similar pandemics, and other related geopolitical events may lead to increased short-term market volatility and have adverse long-term effects on world economies and markets generally, as well as adverse effects on issuers of securities and the value of investments.

NOTE 6. INVESTMENT TRANSACTIONS

For the six months ended September 30, 2022, the purchases and sales of investment securities, excluding short-term investments and U.S. Government securities were approximately $465,728,000 and $333,846,000, respectively.

NOTE 7. REPURCHASE OFFERS

The Fund has a fundamental policy that it will make quarterly Repurchase Offers for no less than 5% of its shares outstanding at NAV, unless suspended or postponed in accordance with regulatory requirements (as discussed below), and that each quarterly repurchase pricing shall occur no later than the 14th day after the Repurchase Request Deadline (defined below), or the next Business Day if the 14th is not a Business Day (each a “Repurchase Pricing Date”). In general, the Repurchase Pricing Date occurs on the Repurchase Request Deadline and settlement occurs 3 days later. Shares will be repurchased at the NAV per Share determined as of the close of regular trading on the NYSE on the Repurchase Pricing Date.

Shareholders will be notified in writing about each quarterly Repurchase Offer, how they may request that the Fund repurchase their shares and the Repurchase Request Deadline, which is the date the Repurchase Offer ends. The Repurchase Request Deadline will be determined by the Board. The time between the notification to shareholders and the Repurchase Request Deadline may vary from no more than 42 days to no less than 21 days. The repurchase price of the shares will be the NAV as of the close of regular trading on the NYSE on the Repurchase Pricing Date. Payment pursuant to the repurchase will be made to the shareholders within seven days of the Repurchase Pricing Date (the “Repurchase Payment Deadline”). Certain authorized institutions, including custodians and clearing platforms, may set times prior to the Repurchase Request Deadline by which they must receive all documentation they may require relating to repurchase requests and may require additional information. In addition, certain clearing houses may allow / require shareholders to submit their tender request only on the Repurchase Request Deadline.

Shares tendered for repurchase by shareholders prior to any Repurchase Request Deadline will be repurchased subject to the aggregate repurchase amounts established for that Repurchase Request Deadline. Repurchase proceeds will be paid to shareholders prior to the Repurchase Payment Deadline.

The Board, or a committee thereof, in its sole discretion, will determine the number of shares that the Fund will offer to repurchase (the “Repurchase Offer Amount”) for a given Repurchase Request Deadline. The Repurchase Offer Amount, however, will be no less than 5% of the total number of shares outstanding on the Repurchase Request Deadline.

If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer, the Fund may, in its sole discretion (i) repurchase the tendered Shares on a pro rata basis or (ii) increase the number of Shares to be repurchased by up to 2% of the Fund’s outstanding Shares. If Share repurchase requests exceed the number of Shares in the Fund’s Repurchase Offer plus 2% of the Fund’s outstanding Shares, the Fund is required to repurchase the Shares on a pro rata basis. However, the Fund may accept all shares tendered for repurchase by shareholders who own less than one hundred shares and who tender all of their Shares before prorating other amounts tendered. Because of the potential for proration, tendering shareholders may not have all of their tendered Shares repurchased by the Fund.

Results of the Fund’s Repurchase Offers during the six months ended September 30, 2022 are as follows:

Repurchase Request Deadline/Pricing Date	Repurchase Offer Amount (Percentage)	Repurchase Offer Amount (Shares)	Shares Tendered for Repurchase	Percentage of Tendered Shares Repurchased	Value of Repurchased Shares

April 22, 2022	8%	8,301,690	3,481,134	100%	$108,889,877
July 22, 2022	8	8,329,234	4,543,993	100%	141,000,119

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2022 (Unaudited) (continued)

NOTE 8. LINE OF CREDIT

Effective April 13, 2022, the Fund renewed its line of credit (“LOC”) with Zions Bancorporation N.A. dba Vectra Bank Colorado (“Vectra”) and increased its borrowing capacity from $150,000,000 to $172,500,000. Borrowings, if any, under the LOC bear interest at the one-month Secured Overnight Financing Rate (SOFR), plus 1.60% at the time of borrowing. The Fund incurred interest expense of approximately $434,000 during the six months ended September 30, 2022. In addition, the Fund incurs a Non-Utilization Fee equal to 0.375% on the portion of the LOC not being used and certain origination and structuring fees (the “other LOC fees”). The Fund incurred other LOC fees equal to approximately $512,000 during the six months ended September 30, 2022. As collateral for borrowings under the LOC, the Fund grants Vectra a first position security interest in and lien on securities held by the Fund in a collateral account. The Fund had average outstanding borrowings of $20,355,000 during the six months ended September 30, 2022. The Fund’s outstanding borrowings from the LOC were $40,000,000 at September 30, 2022 at a rate of 4.55%. The Fund complied with all covenants of the LOC during the six months ended September 30, 2022.

NOTE 9. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies. Investments in restricted securities are valued at net asset value as practical expedient for fair value, or fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. This and other important information are described in the Fund’s Prospectus.

As of September 30, 2022, the Fund invested in the following restricted securities:

Security(a)	Acquisition Date(b)	Shares/Par		Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000)(c),(d)	% of Net Assets	Redemption Notice(e)

AEW Core Property (U.S.), LP	7/2/2013	100,656		$98,647	$132,740	$—	4.2%	45 Days(f)
AEW Value Investors US LP	8/17/2017	—	(g)	56,521	73,156	—	2.3%	90 Days(h)
Barings European Core Property Fund	6/13/2017	61,254		82,235	73,265	24,575	2.3%	60 Days(h)
CBRE U.S. Core Partners LP	3/29/2018	119,295,964		190,221	249,162	—	8.0%	60 Days(f)
CBRE U.S. Logistics Partners LP	3/31/2022	65,554,558		86,593	87,201	143,465	2.8%	90 Days(i)
Clarion Gables Multifamily Trust LP	3/4/2019	81,646		109,681	159,998	—	5.1%	90 Days(f)
Clarion Lion Properties Fund LP	7/1/2013	149,505		217,156	306,564	—	9.8%	90 Days(f)
GI Partners ETS Fund	9/24/2021	45,807		50,756	52,298	58,538	1.7%	90 Days(i)
GWL U.S. Property Fund LP	12/30/2019	—	(j)	125,000	164,247	—	5.2%	90 Days
Harrison Street Core Property Fund	8/13/2014	79,032		110,617	129,856	—	4.1%	45 Days
Heitman America Real Estate LP	12/2/2014	99,046		119,927	157,089	—	5.0%	90 Days(f)
Heitman Core Real Estate Debt Income Trust LP	4/1/2017	144,358		146,897	145,190	—	4.6%	45 Days
Invesco Core Real Estate USA LP	12/31/2013	1,023		182,028	243,530	—	7.8%	45 Days(f)
Invesco Real Estate Asia Fund	9/30/2014	1,049,052		133,426	132,576	—	4.2%	45 Days(f)
RREEF America REIT II, Inc.	9/30/2013	992,577		120,589	163,228	—	5.2%	45 Days(f)
TA Realty Core Property Fund, LP	1/3/2022	81,264		122,852	131,202	—	4.2%	45 Days(f)
Trumbull Property Fund LP	9/30/2013	2,307		24,881	27,509	—	0.9%	60 Days(h)
Trumbull Property Income Fund, LP	4/1/2016	1,101		13,633	15,849	—	0.5%	60 Days
US Government Building Open-End Feeder, LP	5/1/2014	—	(k)	51,887	74,660	—	2.4%	60 Days(f)
USGBF Alpha Feeder LP	10/1/2021	—	(l)	15,037	19,475	15,000	0.6%	60 Days(f),(m)
Walton Street Real Estate Core-Plus Fund, LP	10/1/2021	54,379		60,655	80,032	39,045	2.6%	45 Days(i)

Total				$2,119,239	$2,618,827	$280,623	83.5%

(a)

The investment funds are open-ended Investment Funds organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real estate portfolio of equity and debt investments consisting of multi-family, industrial, retail and office properties in targeted metropolitan areas. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real estate while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares.

(b)	Represents initial acquisition date as shares are purchased at various dates through the current period.
(c)	Unfunded Commitments approximate their fair values.
(d)	At September 30, 2022, the Fund has an additional outstanding unfunded commitment of $150 million related to a new investment fund.
(e)	The investment funds provide for a quarterly redemption subject to the notice period listed.
(f)

The Fund submitted a partial redemption request prior to period end, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Notes to Financial Statements

September 30, 2022 (Unaudited) (continued)

(g)	Partnership is not designated in units. The Fund owns approximately 24.9% at September 30, 2022.
(h)

The Fund submitted a full redemption request prior to period end, but will maintain market exposure to the investment through a future date. The Investment Manager expects to meet all redemptions over time.

(i)	3 year lockup from initial purchase.
(j)	Partnership is not designated in units. The Fund owns approximately 15.1% at September 30, 2022.
(k)	Partnership is not designated in units. The Fund owns approximately 2.7% at September 30, 2022.
(l)	Partnership is not designated in units. The Fund owns approximately 32.4% at September 30, 2022.
(m)	Each capital contribution is subject to a two year lockup.

NOTE 10. AFFILIATED ISSUERS

The following table lists each issuer owned by the Fund that may be deemed an “affiliated company” under the 1940 Act, as well as transactions that occurred in the security of such issuer during the six months ended September 30, 2022:

Affiliated Investment	Value at 03/31/22	Purchases	Income Distributions	Sales	Realized Gain/Loss	Change in App/Dep	Value at 09/30/2022	Shares Held at 09/30/2022

AEW Value Investors US LP(a)	$100,587,444	$—	$1,642,690	$29,374,312	$10,895,577	$(8,952,860)	$73,155,849	—

(a)	Investment was affiliated during the reporting period but not at period end.

NOTE 11. RECENT ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR) and other interbank-offered based reference rates as of the end of 2021. The guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. The Adviser doesn’t believe there will be a material impact to the financial statements as a result of the ASU 2020-04.

In December 2020, the SEC adopted a final rule (Rule 2a-5) under the 1940 Act addressing fair valuation of fund investments. The new rule sets forth requirements for good faith determinations of fair value as well as for the performance of fair value determinations, including related oversight and reporting obligations. The new rule also defines “readily available market quotations” for purposes of the definition of “value” under the Act, and the SEC noted that this definition would apply in all contexts under the Act. The rule became effective March 8, 2021, and the Fund adopted the requirements of the rule as of September 8, 2022. The rule does not materially impact the financial statements.

In June 2022, the Financial Accounting Standards Board issued Accounting Standards Update 2022-03, Fair Value Measurement (Topic 820) – Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions “ASU 2022-03”, which clarifies guidance when measuring the fair value of an equity security subject to contractual restrictions that prohibit its sale. The guidance is effective for fiscal years beginning after December 15, 2024. The Adviser is assessing the impact to the financial statements as a result of the ASU 2022-03.

NOTE 12. SUBSEQUENT EVENTS

The Fund offered to repurchase 8% of its outstanding shares, representing 8,326,985 shares, with respect to its October 28, 2022 Repurchase Offer. Shareholders actually tendered 7,549,383 total shares for repurchase. The Fund repurchased 100% of total tendered shares, representing approximately $228,217,840.

On October 11, 2022, Colliers VS Holdings, Inc., a wholly-owned indirect subsidiary of Colliers International Group Inc. (together, “Colliers”), acquired, directly and indirectly, approximately 75% of the outstanding securities of the Adviser (the “Transaction”). The remaining balance of the Adviser’s outstanding securities has been retained by the Adviser’s co-founders and other employees. In connection with the Transaction, the Fund entered into a new investment management agreement with the Adviser and the Adviser entered into new investment sub-advisory agreements with each of the Fund’s Sub-Advisers with respect to the Fund. Each agreement was approved by the Board and by the Fund’s shareholders prior to the consummation of the Transaction and became effective upon closing.

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and determined that there are no additional subsequent events to report.

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Additional Information (Unaudited)

SECURITY PROXY VOTING

The Fund’s policy is to vote its proxies in accordance with the recommendations of management. A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling (866) 280-1952 and on the SEC’s website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT, which has replaced Form N-Q, within 60 days after the end of the period. Copies of the Fund’s Forms N-PORT are available without a charge, upon request, by contacting the Fund at (866) 459-2772 and on the SEC’s website at http://www.sec.gov.

DIVIDEND REINVESTMENT PLAN

All distributions paid by the Fund will be reinvested in additional Shares of the Fund unless a shareholder “opts out” (elects not to reinvest in Shares), pursuant to the Fund’s Dividend Reinvestment Policy. A shareholder may elect initially not to reinvest by indicating that choice on a shareholder certification. Thereafter, a shareholder is free to change his, her or its election on a quarterly basis by contacting BNY Mellon (or, alternatively, by contacting the Selling Agent that sold such shareholder his, her or its Shares, who will inform the Fund). Shares purchased by reinvestment will be issued at their NAV on the ex-dividend date. There is no Sales Load or other charge for reinvestment. The Fund reserves the right to suspend or limit at any time the ability of shareholders to reinvest distributions. The automatic reinvestment of dividends and capital gain distributions does not relieve participants of any U.S. federal income tax that may be payable (or required to be withheld) on such distributions.

RESULTS OF SPECIAL MEETING OF SHAREHOLDERS

A special meeting of shareholders of Versus Capital Multi-Manager Real Estate Income Fund LLC (the “Special Meeting”) was held September 30, 2022 for the purpose of considering and voting upon the proposals presented at the meeting. The following tables provide information concerning the matters voted upon at the meeting:

Elections of Directors:

Nominees	Votes For	Votes Against/Withheld	Abstain	Broker Non Vote	Total Votes

Robert F. Doherty	58,645,289	678,740	—	—	59,324,029

Casey R. Frazier	57,061,841	2,262,188	—	—	59,324,029

Jeffery A. Jones	58,650,642	673,387	—	—	59,324,029

Richard J. McCready	58,650,642	673,387	—	—	59,324,029

Paul E. Sveen	58,652,055	671,974	—	—	59,324,029

Susan K. Wold	58,741,612	582,411	—	—	59,324,029

Approval of New Investment Management Agreements:

Votes For	Votes Against/Withheld	Abstain	Broker Non Vote	Total Votes

45,054,704	34,515	86,030	14,148,780	59,324,029

Approval of New Investment Sub-Advisory Agreement with Principal Real Estate Investors, LLC:

Votes For	Votes Against/Withheld	Abstain	Broker Non Vote	Total Votes

45,057,798	32,826	84,625	14,148,780	59,324,029

Approval of New Investment Sub-Advisory Agreement with Security Capital Research & Management Incorporated:

Votes For	Votes Against/Withheld	Abstain	Broker Non Vote	Total Votes

45,054,063	34,247	86,939	14,148,780	59,324,029

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Additional Information (Unaudited)

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENTS

At a meeting held on May 26, 2022, the Board of Directors (the “Board”) of the Fund, including a majority of the Directors who are not “interested persons” (the “Independent Directors”), as such term is defined by the 1940 Act, approved the continuation of the following existing investment advisory agreements: (1) the Investment Management Agreement dated August 26, 2011 between the Fund and Versus Capital Advisors LLC (the “Adviser”) (the “Existing Management Agreement”), (2) the Investment Sub-Advisory Agreement dated December 19, 2011, as amended effective June 1, 2021, between the Adviser and Security Capital Research & Management Incorporated (“Security Capital” or “Sub-Adviser”) (the “Existing Security Capital Sub-Advisory Agreement”) and (3) the Investment Sub-Advisory Agreement dated November 2, 2016, as amended effective June 1, 2021, between the Adviser and Principal Real Estate Investors, LLC (“Principal” or “Sub-Adviser”) (the “Existing Principal Sub-Advisory Agreement” and together with the Existing Security Capital Sub-Advisory Agreement, the “Existing Sub-Advisory Agreements,” which together with the Existing Management Agreement are referred to as the “Existing Agreements”). In preparation for that meeting, the Independent Directors met on May 23, 2022, with the assistance of their independent legal counsel, to discuss their fiduciary duties in connection with their consideration of the continuance of the Existing Agreements, to review and evaluate the materials provided by the Adviser and Sub-Advisers in response to a request for information on behalf of the Independent Directors (the “Initial Responses”) and to determine any additional information to be requested, which supplemental information was provided at the May Investment Committee meeting (the “Supplemental Responses,” which together with the Initial Responses are referred to as the “Responses”). At the May 26, 2022 Investment Committee meeting, the Independent Directors further reviewed the Responses and received a presentation from the Adviser. The Independent Directors further discussed continuation of the Existing Agreements in an executive session with independent legal counsel, after which they recommended to the full Board the continuation of the Existing Agreements.

At a meeting held on July 27, 2022, the Board, including a majority of the Independent Directors, evaluated a proposed agreement by an indirect wholly owned subsidiary of Colliers International Group Inc. (collectively with Colliers International Group Inc., “Colliers”) to acquire the Adviser, which acquisition, when completed, would result in the termination of the Existing Agreements, and considered and approved the proposed new investment advisory agreements (the “New Agreements”), both management and sub-advisory, to come into effect upon completion of the acquisition. In preparation for that meeting, a due diligence request for information dated June 28, 2022 had been sent to the Adviser, with a supplemental request dated July 11, 2022 (together, the “Due Diligence Request”). The Independent Directors met on July 25, 2022, with the assistance of their independent legal counsel, to discuss their fiduciary duties in connection with their consideration of the New Agreements and to review and evaluate the responses provided by the Adviser and Colliers in response to the Due Diligence Request (the “Due Diligence Responses”). At the July 27, 2022 Investment Committee meeting, the Independent Directors further reviewed the Due Diligence Responses, received presentations from the Adviser and Colliers and took into consideration other due diligence performed by the Independent Directors as well as the materials reviewed and findings made at the May 26, 2022 Investment Committee and Board meetings. As a part of their deliberations on July 27, 2022, the Independent Directors met in executive session with independent legal counsel, after which they recommended to the full Board the approval of the New Agreements. At the Board meeting held on July 27, 2022, the Board, including a majority of the Independent Directors, approved a new Investment Management Agreement between the Fund and the Adviser (the “New Management Agreement”), a new Investment Sub-Advisory Agreement between the Adviser and Security Capital (the “New Security Capital Sub-Advisory Agreement”), and a new Investment Sub-Advisory Agreement between the Adviser and Principal (the “New Principal Sub-Advisory Agreement,” which together with the Security Capital Sub-Advisory Agreement are referred to as the “New Sub-Advisory Agreements”).

Management Agreement

Matters considered by the Board in connection with its approval of the Existing Management Agreement and New Management Agreement included, among other factors, the following:

The nature, extent and quality of the services the Adviser provides under the Management Agreement: The Board reviewed and considered information regarding the nature, extent and quality of the services provided to the Fund by the Adviser, including the Adviser’s presentation about its operations and capabilities, including its business continuity plan and information security program and an update on the Adviser’s response to the COVID-19 pandemic, the Adviser’s Form ADV, the Management Agreement and other materials provided by the Adviser relating to the Management Agreement. The Board also noted information received at regular meetings throughout the year related to the services provided. The Board considered the investment strategy employed by the Adviser for investing in third party private funds and domestic and internationally publicly traded real estate securities. Additionally, the Board considered the Adviser’s description of the investment decision-making process for the Fund, including the multi-step process for the selection of sub-advisers to manage portions of the Fund’s assets and the multi-step process for the selection of private funds for investment of Fund assets. The Board considered the Adviser’s addition of staff and resources, including the addition of a senior investment analyst. The Board also considered the Adviser’s process for ongoing monitoring of sub-advisers and private funds, including the review of performance and investment risk, the review to ensure that investments are consistent with the Fund’s investment objective, the review of leverage and compliance updates, and holding of due diligence meetings. In addition to the portfolio construction and investment management services outlined above, the Board reviewed the additional services provided by the Adviser, including, but not limited to: compliance services; certain administrative services, including valuation of assets, management of liquidity to meet quarterly repurchases and oversight of service providers; and distribution, marketing and shareholder services. The Board reviewed and considered the qualifications, backgrounds and responsibilities of the professional personnel of the Adviser performing services for the Fund. The Board also considered the financial strength of the Adviser and its ability to fulfill its contractual obligations as well as the risks assumed by the Adviser in managing the Fund. The Board received and reviewed financial statements from the Adviser and information about the Adviser’s insurance coverage. The Board considered the additional resources added to support the Adviser’s administrative functions and the steps taken by the Adviser to enhance the compliance program. The Board concluded that the Adviser was qualified to perform the services needed to successfully implement the Fund’s investment strategy.

In connection with the New Management Agreement, the Board also considered what, if any, impact the new ownership of the Adviser was expected to have on the nature, extent and quality of the services provided by the Adviser. The Board reviewed background information about Colliers and its

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Additional Information (Unaudited)

acquisition of other entities. The Board reviewed certain documents governing the acquisition transaction and reviewed the ownership structure and the level of control over the Adviser’s operations to be retained by the Adviser post-acquisition. The Board considered Colliers’s strategic plans for the Adviser, noting the representations that there would be no changes in leadership of the Adviser, no changes to the day-to-day operations of the Adviser with respect to the Fund, and no changes to the strategy of the Fund as a result of the acquisition. The Board considered the Adviser’s and Colliers’s undertaking to comply with Section 15(f) of the 1940 Act to ensure that no unfair burden is imposed on the Fund as a result of the acquisition. The Board also considered the resources that would be available to the Adviser post-acquisition. The Board considered potential conflicts of interest and/or limitations on investments by the Fund as a result of the Adviser’s affiliation with Colliers. The Board reviewed the terms of the New Management Agreement, noting that the terms of the New Management Agreement were substantially similar to the terms of the Existing Management Agreement and that the nature, quality and extent of services to be provided under the agreement in comparison to the Existing Management Agreement were substantially similar. The Board also considered any potential benefits and disadvantages to the Fund from the proposed acquisition of the Adviser. Based on its consideration of the anticipated impact of the acquisition, the Board concluded that the Adviser would continue to be qualified to perform the services needed to successfully implement the Fund’s investment strategy.

Performance: In connection with the May 26, 2022 approval, the Board received and reviewed performance information for the Fund. The Board evaluated performance in light of the Fund’s primary objective of seeking consistent current income, with a secondary objective of capital preservation and long-term capital appreciation. The Board considered the Adviser’s success in seeking to achieve these objectives by allocating capital primarily among a select group of investment managers with expertise in managing portfolios of direct real estate and real estate-related securities. The Board considered the returns of the Fund for the one-year, three-year, five-year, and since inception periods ended March 31, 2022 and compared the Fund’s returns for the one-year, three-year, and five-year periods to the NCREIF Fund Index -Daily Priced. The Board also considered the income distributions from the Fund. The Board also considered the returns of the Fund for the one-year, three-year, and five-year periods ended March 31, 2022 as compared to a peer group of closed-end interval funds (the “Peer Group”) provided by the Adviser. The Adviser explained that the Peer Group was comprised of the four other interval funds that provide access to both private and public real estate using active management and discussed the reasons for differences in the performance of the Fund and the Peer Group. Based on the information provided, the Board concluded that the Adviser was meeting the Fund’s investment objectives and had delivered an acceptable level of investment returns to shareholders.

In connection with the July 27, 2022 approval, the Board received and reviewed updated performance information for the Fund as of June 30, 2022. Based upon the updated information, as well as its prior review of performance, the Board concluded that the Adviser was meeting the Fund’s investment objective and had delivered an acceptable level of investment returns to shareholders.

A comparison of fees with those paid by similar investment companies: The Board reviewed and considered the contractual advisory fee paid to the Adviser by the Fund in light of the nature, extent and quality of the investment advisory services provided by the Adviser. As a part of this review, the Board noted that the Fund directly pays the sub-advisory fees of Security Capital and Principal, and considered the aggregate fee paid by the Fund for advisory services. The Board also reviewed a breakdown of other Fund expenses. The Board considered the aggregate advisory fee and the total expense ratio of the Fund in comparison to the Peer Group. The Board also considered the Adviser’s representation that it had no other client with a comparable investment strategy to the Fund. The Board compared the advisory fee and total expense ratio of the funds in the Peer Group with those of the Fund and considered that the Fund’s advisory fee and total expense ratio were each below the average and median of the Peer Group. In light of these and other factors, the Board concluded that the advisory fee was reasonable.

The Adviser’s costs and profitability: The Board considered the profitability of the Adviser and whether such profits were reasonable in light of the services provided to the Fund and the expenses paid by the Adviser. As a part of this consideration the Board reviewed the Adviser’s 2020 and 2021 audited financial statements. The Board reviewed information provided by the Adviser regarding Fund profitability for 2021 and profitability from the fund complex from 2011 through 2021, including the Adviser’s methodology for computing the information provided. The Board also considered the increase in overhead detailed by the Adviser as a result of additions of investment and other resources during the past year and the future intention to add more resources. The Board noted that the Fund was a specialized product that required appropriate expertise. The Board concluded that based upon these factors, the Adviser’s profits were not unreasonable.

In connection with the July 27, 2022 approval, the Board considered the overhead allocation that would be made to the Adviser in connection with the acquisition and its impact on profitability.

Indirect benefits of providing advisory services: The Board took into account the Adviser’s statement that it does not receive any indirect benefits from the Fund.

The extent to which economies of scale are shared with shareholders: The Board considered the Adviser’s representation that the advisory fee structure for the Fund had been set to price the Fund at scale at the time of its launch, which would give the Fund the benefits of scale without waiting for asset growth. The Board also considered the level of the current assets in the Fund and the competitive level of the Fund’s advisory fee within its Peer Group, as well as the additional investments being made by the Adviser into resources to support the services provided to the Fund. The Board concluded that the lack of advisory fee breakpoints was appropriate at this time and any economies of scale were appropriately reflected in the advisory fee paid by the Fund.

Conclusion: The Board, having requested and received such information from the Adviser as it believed reasonably necessary to evaluate the terms of the Existing Management Agreement, determined that the continuation of the Existing Management Agreement for an additional one-year term was in the best interests of the Fund and its shareholders. With respect to the New Management Agreement, the Board, having requested and received such information from the Adviser and Colliers as it believed reasonably necessary to evaluate the terms of the New Management Agreement, determined that the approval of the New Management Agreement for a period of no more than twelve months ending August 1, 2023 was in the best interests of the Fund

VERSUS CAPITAL MULTI-MANAGER REAL ESTATE INCOME FUND LLC

Additional Information (Unaudited)

and its shareholders. In considering each of the Existing Management Agreement and the New Management Agreement, the Board did not identify any one factor as decisive, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to different factors.

Sub-Advisory Agreements

Consideration by the Board of the renewal of the Existing Sub-Advisory Agreements and the approval of the New Sub-Advisory Agreements (together referred to as the “Sub-Advisory Agreements”) was based on information provided by the Adviser and the Sub-Advisers in connection with the May 26, 2022 Board meeting, with confirmation by the Adviser provided to the Board for the July 27, 2022 Board meeting that no material changes to such information had been identified and that the Adviser recommended approval of the New Sub-Advisory Agreements. Matters considered by the Board in connection with its approval of the Sub-Advisory Agreements included, among other factors, the following:

The nature, extent and quality of the services provided under each Sub-Advisory Agreement: As to each Sub-Adviser, the Board considered the reputation, qualifications and background of the Sub-Adviser, the investment approach of the Sub-Adviser, the experience and skills of investment personnel responsible for the day-to-day management of the Fund, the resources made available to such personnel and the processes for monitoring for best execution of trades and allocation of investment opportunities. The Board also considered the Sub-Advisers’ financial strength, business continuity plan and information security program and response to the COVID-19 pandemic, compliance with investment policies and general legal compliance. The Board noted the differing terms of the New Sub-Advisory Agreements from the Existing Sub-Advisory Agreements and concluded that the changes were beneficial to the Fund. Based upon all relevant factors, the Board concluded that the nature, extent and quality of the services provided by the Sub-Advisers under the Existing Sub-Advisory Agreements and anticipated to be provided under the New Sub-Advisory Agreements were satisfactory.

Investment Performance. As to each Sub-Adviser, the Board considered that the Adviser had evaluated the investment performance and recommended the continuation of the Existing Sub-Advisory Agreement and the approval of the New Sub-Advisory Agreement. For Security Capital, performance information was reviewed for the one-year, three-year, five-year, and since inception (December 13, 2013) periods through March 31, 2022. For Principal, performance information was reviewed for the one-year, three-year, five-year and since inception (March 13, 2017) periods through March 31, 2022. Based upon the performance attribution information provided and the Adviser’s evaluation, the Board concluded that the services of each Sub-Adviser were satisfactory.

Fees, Economies of Scale, Profitability and Other Benefits to Sub-Advisers. For each Sub-Adviser, the Board considered the sub-advisory fee rates, noting that the sub-advisory fee rate was negotiated at arm’s length between the Adviser and the Sub-Adviser. The Board noted that the Adviser had previously negotiated additional breakpoints or lower fees in the Security Capital and Principal agreements if higher asset levels were met, effective June 1, 2021, which would result in lower fees to shareholders at such higher asset levels. In addition, for Security Capital, the Board received information regarding fees charged to other clients of the Sub-Adviser with similarly managed portfolios and asset levels. For Principal, the Board was advised that the fee was determined by the Adviser to be competitive.

The Board considered whether there are economies of scale with respect to the sub-advisory services provided by each Sub-Adviser and whether they were appropriately shared, noting the breakpoints in the fee schedules.

The Board considered the profitability to each Sub-Adviser. For each Sub-Adviser, the Board considered the amount of fees paid to the Sub-Adviser under the agreement, the level of services provided and the competitiveness of the fee. Based upon its review, the Board concluded that the profitability of each Sub-Advisory Agreement was not unreasonable.

The Board also considered the character and amount of other incidental benefits received by each Sub-Adviser when evaluating the sub-advisory fees. The Board considered as a part of this analysis that neither Sub-Adviser identified any significant fall-out benefits. The Board considered each Sub-Adviser’s brokerage practices and soft dollar practices. The Board concluded that taking into account the incidental benefits received by each Sub-Adviser and the other factors considered, the sub-advisory fees were reasonable.

Conclusion. The Board, having requested and received such information from the Sub-Advisers as it believed reasonably necessary to evaluate the terms of each Sub-Advisory Agreement, determined that the continuation of each Existing Sub-Advisory Agreement, as amended, for an additional one-year term and the approval of each New Sub-Advisory Agreement for a period of no more than twelve months ending August 1, 2023 were in the best interests of the Fund and its shareholders. In considering each Sub-Advisory Agreement, the Board did not identify any one factor as decisive, but rather considered these factors collectively in light of surrounding circumstances. Further, each Director may have afforded a different weight to different factors.

Conclusion

The Board, having reviewed each of the Existing Agreements and New Agreements, determined that each Agreement should be renewed or approved because each continues to enable the Fund’s investors to obtain high quality services at a cost that is appropriate, reasonable and in the interests of investors.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b) Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not Applicable

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)     Not applicable.

(a)(2)(2)     Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Versus Capital Multi-Manager Real Estate Income Fund LLC

By (Signature and Title)* /s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date December 2, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark D. Quam
Mark D. Quam, Chief Executive Officer
(principal executive officer)

Date December 2, 2022

By (Signature and Title)* /s/ Brian Petersen
Brian Petersen, Chief Financial Officer
(principal financial officer)

Date December 2, 2022

* Print the name and title of each signing officer under his or her signature.